Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2016
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

Additional Information—Financial Statement Schedule I

Canadian Solar Inc.

        Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Canadian Solar Inc.'s consolidated and unconsolidated subsidiaries not available for distribution to Canadian Solar Inc. as of December 31, 2016 of $411,882, exceeded the 25% threshold.

        The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that the equity method has been used to account for investments in subsidiaries.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

	December 31, 2015	December 31, 2016
	(In Thousands of U.S. Dollars, except share data)
ASSETS
Current assets:
Cash and cash equivalents	34,206	21,348
Restricted cash	6,512	—
Accounts receivable trade, net of allowance for doubtful accounts of $3,852 and $3,007 as of December 31, 2015 and 2016, respectively	2,268	103
Inventories	146	—
Amounts due from related parties	725,063	419,075
Derivative assets—current	1,030	2,425
Advances to suppliers, net of allowance for doubtful accounts of $5,225 and $5,225 as of December 31, 2015 and 2016, respectively	226	—
Prepaid expenses and other current assets	13,809	4,871

Total current assets	783,260	447,822
Investment in subsidiaries	765,880	789,633
Deferred tax assets—non-current	2,204	22,609
Other non-current assets	59,571	64,903

TOTAL ASSETS	1,610,915	1,324,967

LIABILITIES AND EQUITY
Current liabilities:
Short-term borrowings	10,000	10,000
Accounts payable	8	3
Amounts due to related parties	202,359	73,053
Derivative liabilities—current	27,029	1,914
Other current liabilities	12,661	10,952

Total current liabilities	252,057	95,922
Accrued warranty costs	15,331	2,950
Convertible notes	146,674	125,569
Long-term borrowings	364,680	190,000
Deferred tax liabilities—non-current	—	20,054
Liability for uncertain tax positions	13,205	5,791

TOTAL LIABILITIES	791,947	440,286

Equity:
Common shares—no par value: unlimited authorized shares, 55,965,443 and 57,830,149 shares issued and outstanding at December 31, 2015 and 2016, respectively	677,103	701,283
Additional paid-in capital	(17,139)	(8,897)
Retained earnings	218,860	284,109
Accumulated other comprehensive loss	(59,856)	(91,814)

TOTAL EQUITY	818,968	884,681

TOTAL LIABILITIES AND EQUITY	1,610,915	1,324,967

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

	Years Ended December 31
	2014	2015	2016
	(In Thousands of U.S. Dollars)
Net revenues	15,900	23,302	13,748
Cost of revenues	4,401	15,850	9,657

Gross profit	11,499	7,452	4,091

Operating expenses:
Selling expenses	4,000	3,309	3,727
General and administrative expenses	8,331	29,124	17,167
Research and development expenses	416	450	589

Total operating expenses	12,747	32,883	21,483

Loss from operations	(1,248)	(25,431)	(17,392)

Other income (expenses):
Interest expense	(6,329)	(17,241)	(29,032)
Interest income	10,369	34,471	44,666
Gain (loss) on change in fair value of derivatives	—	(13,571)	30,988
Foreign exchange gain (loss)	(5,335)	1,324	(3,810)
Gain on repurchase of convertible notes	—	—	2,782
Others	47	—	—

Other income (expenses), net:	(1,248)	4,983	45,594

Income (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	(2,496)	(20,448)	28,202
Income tax expense	(1,005)	(1,231)	(6,599)
Equity in earnings of subsidiaries	243,283	193,813	43,596
Equity in (loss) earnings of unconsolidated investees	(280)	(273)	50

Net income	239,502	171,861	65,249

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Years Ended December 31,
	2014	2015	2016
	(In Thousands of U.S. Dollars)
Net income	239,502	171,861	65,249
Other comprehensive loss (net of tax of nil):
Foreign currency translation adjustment	(33,853)	(79,913)	(31,958)

Comprehensive income	205,649	91,948	33,291

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2014	2015	2016
	(In Thousands of U.S. Dollars)
Operating activities:
Net income	239,502	171,861	65,249
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1	32	32
Loss on disposal of property, plant and equipment	4	—	—
(Gain) loss on change in fair value of derivatives	—	13,571	(30,988)
Gain on repurchase of convertible notes	—	—	(2,782)
Allowance for doubtful accounts	11,434	1,535	(844)
Equity in earnings of subsidiaries	(243,283)	(193,813)	(43,596)
Equity in loss (earnings) of unconsolidated investees	280	273	(50)
Share-based compensation	5,088	5,966	7,757
Changes in operating assets and liabilities:
Inventories	(286)	296	146
Accounts receivable trade	(5,244)	2,189	3,010
Amounts due from related parties	3,905	228,284	21,731
Advances to suppliers	(11,836)	(226)	226
Prepaid expenses and other current assets	(2,260)	(7,106)	6,955
Other non-current assets	(19,727)	(14,710)	(2,039)
Accounts payable	(9)	3	(4)
Advances from customers	(657)	1,352	(1,413)
Amounts due to related parties	(42,128)	103,348	(129,307)
Accrued warranty costs	84	(2,941)	(12,381)
Other liabilities	3,544	4,484	(297)
Liability for uncertain tax positions	633	(1,111)	(7,413)
Deferred taxes	1,208	1,451	199
Net settlement of derivatives	—	(3,950)	17,043

Net cash provided by (used in) operating activities	(59,747)	310,788	(108,766)

Investing activities:
(Increase) decrease in restricted cash	—	(6,513)	6,512
Investment in subsidiaries	(39,668)	(116,840)	—
Purchase of property, plant and equipment	(5)	—	—
(Funding) repayment of loans to subsidiaries	(128,213)	(550,776)	299,578

Net cash provided by (used in) investing activities	(167,886)	(674,129)	306,090

Financing activities:
Proceeds from short-term borrowings	—	10,000	—
Repayment of short-term borrowings	(12,246)	—	(190,000)
Proceeds from long-term borrowings	—	364,680	—
Repayment of long-term borrowings	(16,393)	—	—
Proceeds from issuance of warrant	—	16,378	—
Investment on non-controlling interest	—	(918)	—
Proceeds from issuance of common shares	115,009	—	23,864
Issuance costs paid for common shares offering	(6,090)	—	(456)
Proceeds from issuance of convertible notes	150,000	—	—
Payment for repurchase of convertible notes	—	—	(19,667)
Issuance cost paid on convertible notes	(5,103)	—	—
Proceeds from exercise of stock options	3,342	1,867	707

Net cash provided by (used in) financing activities	228,519	392,007	(185,552)

Effect of exchange rate changes	(27,016)	2,085	(24,630)

Net increase (decrease) in cash and cash equivalents	(26,130)	30,751	(12,858)
Cash and cash equivalents at the beginning of the year	29,585	3,455	34,206

Cash and cash equivalents at the end of the year	3,455	34,206	21,348

Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	3,942	15,299	29,288
Income taxes paid	736	—	—